UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Total Equity Market Index Fund

(POMIX)

This semi-annual shareholder report contains important information about Total Equity Market Index Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Equity Market Index Fund	$10	0.19%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,817,543
Number of Portfolio Holdings	1,196

Portfolio Turnover Rate	1.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	31.1%
Financials	14.6
Consumer Discretionary	10.4
Industrials & Business Services	9.7
Health Care	9.6
Communication Services	9.0
Consumer Staples	5.2
Energy	3.1
Real Estate	2.4
Other	4.9

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Microsoft	6.2
Apple	5.1
Amazon.com	3.5
Alphabet	3.1
Meta Platforms	2.7
Broadcom	2.1
Tesla	1.5
Berkshire Hathaway	1.5
JPMorgan Chase	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F123-053 8/25

Total Equity Market Index Fund

 (POMIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
POMIX Total Equity Market
Index Fund

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 62.04 $ 51.10 $ 41.03 $ 51.79 $ 41.94 $ 35.56
Investment
activities
Net investment
income
(1)(2)
0.33 0.68 0.67 0.59 0.49 0.54
Net realized and
unrealized gain/
loss 3.12 11.35 10.14 (10.74) 10.15 6.49
Total from
investment
activities 3.45 12.03 10.81 (10.15) 10.64 7.03
Distributions
Net investment
income — (0.66) (0.61) (0.60) (0.53) (0.49)
Net realized gain — (0.43) (0.13) (0.01) (0.26) (0.16)
Total distributions — (1.09) (0.74) (0.61) (0.79) (0.65)
NET ASSET
VALUE
End of period $ 65.49 $ 62.04 $ 51.10 $ 41.03 $ 51.79 $ 41.94

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5.56% 23.47% 26.38% (19.61)% 25.41% 19.82%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.19%
(4)
0.18% 0.19% 0.21% 0.26% 0.30%
Net expenses
after waivers/
payments by
Price Associates 0.19%
(4)
0.18% 0.19% 0.21% 0.26% 0.30%
Net investment
income 1.08%
(4)
1.17% 1.45% 1.34% 1.03% 1.52%
Portfolio turnover
rate 1.4% 6.1% 5.8% 4.8% 20.0% 10.1%
Net assets, end of
period (in millions) $2,818 $2,905 $2,278 $1,870 $2,661 $2,431
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Total Equity Market Index Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  9.0%
Diversified Telecommunication Services  0.6%
AT&T  308,440 8,926
ATN International  7,578 123
GCI Liberty, Class A, EC (1)(2) 6,211 —
Globalstar (1) 8,350 197
Iridium Communications  20,819 628
Liberty Global, Class A (1) 9,159 92
Liberty Global, Class C (1) 9,946 102
Lumen Technologies (1) 77,164 338
Verizon Communications  178,455 7,722
18,128
Entertainment  1.7%
AMC Entertainment Holdings, Class A (1) 1,788 6
Electronic Arts  9,928 1,586
Liberty Media Corp-Liberty Formula One, Class A (1) 5,476 520
Liberty Media Corp-Liberty Formula One, Class C (1) 14,803 1,547
Live Nation Entertainment (1) 6,546 990
Madison Square Garden Sports (1) 1,016 212
Netflix (1) 20,551 27,520
Playtika Holding  33,657 159
ROBLOX, Class A (1) 21,648 2,277
Roku (1) 7,008 616
Sphere Entertainment (1)(3) 6,429 269
Take-Two Interactive Software (1) 5,060 1,229
TKO Group Holdings  3,742 681
Walt Disney  77,881 9,658
Warner Bros Discovery (1) 98,795 1,132
Warner Music Group, Class A  10,493 286
48,688
Interactive Media & Services  6.0%
Alphabet, Class A  276,517 48,731
Alphabet, Class C  223,635 39,671
Angi (1) 2,228 34
IAC (1) 4,243 158
Match Group  15,066 465
Meta Platforms, Class A  102,980 76,009
Pinterest, Class A (1) 44,275 1,588
Reddit, Class A (1) 5,049 760
Snap, Class A (1) 52,962 460

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vimeo (1) 41,439 167
Ziff Davis (1) 4,822 146
ZoomInfo Technologies (1) 19,190 194
168,383
Media  0.5%
AMC Networks, Class A (1) 22,462 141
Charter Communications, Class A (1) 5,264 2,152
Comcast, Class A  157,928 5,636
EchoStar, Class A (1) 11,441 317
Entravision Communications, Class A  31,885 74
Fox, Class A  10,287 577
Gray Media  45,171 205
Ibotta, Class A (1)(3) 4,604 169
Interpublic Group  13,816 338
Liberty Broadband, Class C (1) 9,531 938
New York Times, Class A  7,655 429
News, Class A  12,834 381
News, Class B  5,575 191
Nexstar Media Group  1,390 240
Omnicom Group  7,538 542
Paramount Global, Class B  41,118 530
Scholastic  10,333 217
TEGNA  21,060 353
Trade Desk, Class A (1) 20,397 1,468
14,898
Wireless Telecommunication Services  0.2%
Telephone & Data Systems  8,379 298
T-Mobile U.S.  20,464 4,876
United States Cellular (1) 3,145 201
5,375
Total Communication Services 255,472
CONSUMER DISCRETIONARY  10.4%
Automobile Components  0.1%
Aptiv (1) 6,793 463
Autoliv  6,738 754
BorgWarner  16,172 541
Fox Factory Holding (1) 2,558 66
Lear  1,377 131
Mobileye Global, Class A (1)(3) 7,243 130
Modine Manufacturing (1) 6,543 645
Phinia  5,710 254
QuantumScape (1)(3) 18,597 125

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Standard Motor Products  5,609 172
Stoneridge (1) 25,193 177
Visteon (1) 3,542 331
XPEL (1) 3,050 110
3,899
Automobiles  1.6%
Ford Motor  154,468 1,676
General Motors  36,775 1,810
Rivian Automotive, Class A (1) 17,303 238
Tesla (1) 133,342 42,357
Winnebago Industries  4,427 128
46,209
Broadline Retail  3.6%
Amazon.com (1) 447,633 98,206
eBay  19,453 1,449
Etsy (1) 5,132 257
Kohl's  18,359 156
Ollie's Bargain Outlet Holdings (1) 4,599 606
100,674
Distributors  0.1%
Genuine Parts  5,678 689
LKQ  9,152 338
Pool  1,482 432
1,459
Diversified Consumer Services  0.1%
Adtalem Global Education (1) 2,952 375
Bright Horizons Family Solutions (1) 3,576 442
Duolingo (1) 2,944 1,207
Frontdoor (1) 8,273 488
H&R Block  3,986 219
Service Corp. International  10,807 880
Strategic Education  4,459 379
3,990
Hotels, Restaurants & Leisure  2.2%
Airbnb, Class A (1) 18,837 2,493
Aramark  8,857 371
Bloomin' Brands  9,349 80
Booking Holdings  1,682 9,737
Boyd Gaming  3,739 292
Brinker International (1) 3,863 697
Caesars Entertainment (1) 5,692 162

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carnival (1) 39,591 1,113
Cava Group (1) 4,375 368
Chipotle Mexican Grill (1) 74,517 4,184
Cracker Barrel Old Country Store (3) 3,369 206
Darden Restaurants  3,721 811
Domino's Pizza  2,533 1,141
DoorDash, Class A (1) 15,495 3,820
DraftKings, Class A (1) 31,555 1,353
Expedia Group  4,035 681
Flutter Entertainment (1) 7,046 2,013
Hilton Grand Vacations (1) 4,960 206
Hilton Worldwide Holdings  9,411 2,506
Jack in the Box (3) 1,493 26
Las Vegas Sands  27,505 1,197
Light & Wonder (1) 2,657 256
Marriott International, Class A  8,936 2,441
Marriott Vacations Worldwide (3) 2,348 170
McDonald's  35,891 10,486
MGM Resorts International (1) 10,251 352
Norwegian Cruise Line Holdings (1) 20,968 425
Papa John's International  3,444 169
Penn Entertainment (1) 9,333 167
Planet Fitness, Class A (1) 4,502 491
Royal Caribbean Cruises  10,758 3,369
Six Flags Entertainment  3,896 119
Starbucks  50,951 4,669
Sweetgreen, Class A (1) 9,753 145
Texas Roadhouse  1,657 311
Travel + Leisure  8,175 422
United Parks & Resorts (1)(3) 4,723 223
Vail Resorts (3) 2,097 329
Wendy's  17,394 199
Wingstop  3,349 1,128
Wyndham Hotels & Resorts  5,106 415
Wynn Resorts  7,004 656
Yum! Brands  11,994 1,777
62,176
Household Durables  0.4%
DR Horton  13,566 1,749
Ethan Allen Interiors  10,936 305
Garmin  5,048 1,054
Helen of Troy (1) 1,771 50
Hovnanian Enterprises, Class A (1) 1,912 200

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
iRobot (1) 20,568 64
La-Z-Boy  9,127 339
Leggett & Platt  12,596 112
Lennar, Class A  12,134 1,342
Mohawk Industries (1) 2,079 218
Newell Brands  17,275 93
NVR (1) 187 1,381
PulteGroup  11,983 1,264
Taylor Morrison Home (1) 9,433 579
Toll Brothers  7,870 898
TopBuild (1) 2,192 710
Tri Pointe Homes (1) 8,685 278
Whirlpool (3) 2,777 282
10,918
Leisure Products  0.1%
Brunswick  7,085 392
Hasbro  6,575 485
Mattel (1) 23,850 470
Polaris  2,460 100
YETI Holdings (1) 4,526 143
1,590
Specialty Retail  1.9%
Advance Auto Parts (3) 7,267 338
American Eagle Outfitters  8,804 85
AutoZone (1) 921 3,419
Bath & Body Works  25,839 774
Best Buy  7,681 516
Burlington Stores (1) 4,062 945
Carvana (1) 6,384 2,151
Dick's Sporting Goods  2,143 424
Five Below (1) 3,697 485
Floor & Decor Holdings, Class A (1) 7,635 580
GameStop, Class A (1) 8,660 211
Group 1 Automotive  689 301
Home Depot  48,563 17,805
Lithia Motors  1,280 432
Lowe's  26,897 5,968
Murphy USA  730 297
O'Reilly Automotive (1) 45,540 4,105
PetMed Express (1)(3) 48,911 162
RH (1) 1,100 208
Ross Stores  19,742 2,519
Sleep Number (1)(3) 9,103 61

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TJX  54,679 6,752
Tractor Supply  21,340 1,126
Ulta Beauty (1) 2,681 1,254
Upbound Group  8,908 224
Valvoline (1) 5,848 221
Wayfair, Class A (1)(3) 6,166 315
Williams-Sonoma  3,229 528
52,206
Textiles, Apparel & Luxury Goods  0.3%
Carter's  3,247 98
Columbia Sportswear  3,542 216
Crocs (1) 3,631 368
Deckers Outdoor (1) 8,208 846
Lululemon Athletica (1) 6,848 1,627
Movado Group  12,793 195
NIKE, Class B  47,632 3,384
Ralph Lauren  2,225 610
Skechers USA, Class A (1) 4,906 310
Tapestry  6,514 572
Unifi (1) 21,091 110
VF  14,768 173
8,509
Total Consumer Discretionary 291,630
CONSUMER STAPLES  5.2%
Beverages  1.0%
Boston Beer, Class A (1) 701 134
Brown-Forman, Class B  4,654 125
Celsius Holdings (1) 9,896 459
Coca-Cola  192,271 13,603
Coca-Cola Consolidated  3,430 383
Constellation Brands, Class A  7,655 1,246
Keurig Dr Pepper  70,112 2,318
Monster Beverage (1) 29,283 1,834
PepsiCo  58,481 7,722
27,824
Consumer Staples Distribution & Retail  1.9%
BJ's Wholesale Club Holdings (1) 7,440 802
Casey's General Stores  1,653 844
Chefs' Warehouse (1) 6,259 399
Costco Wholesale  20,041 19,839
Dollar General  14,559 1,665
Dollar Tree (1) 13,257 1,313

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kroger  24,614 1,766
Performance Food Group (1) 3,709 325
PriceSmart  4,464 469
Sprouts Farmers Market (1) 4,914 809
Sysco  22,654 1,716
Target  22,890 2,258
U.S. Foods Holding (1) 12,269 945
United Natural Foods (1) 9,742 227
Walgreens Boots Alliance  32,352 371
Walmart  210,013 20,535
54,283
Food Products  0.6%
Archer-Daniels-Midland  20,926 1,104
Bunge Global  5,649 453
Conagra Brands  36,988 757
Darling Ingredients (1) 13,561 514
Flowers Foods  26,704 427
Fresh Del Monte Produce  15,078 489
General Mills  20,533 1,064
Hershey  2,396 398
Hormel Foods  22,618 684
Ingredion  2,265 307
J M Smucker  3,887 382
John B. Sanfilippo & Son  5,117 324
Kellanova  2,408 192
Kraft Heinz  42,646 1,101
Lamb Weston Holdings  12,211 633
McCormick  12,564 953
Mondelez International, Class A  61,741 4,164
Post Holdings (1) 2,283 249
Simply Good Foods (1) 6,906 218
Tootsie Roll Industries (3) 10,868 364
TreeHouse Foods (1) 3,373 65
Tyson Foods, Class A  12,705 711
Vital Farms (1) 8,319 320
15,873
Household Products  0.9%
Church & Dwight  3,865 372
Clorox  7,143 858
Colgate-Palmolive  43,833 3,984
Energizer Holdings  4,229 85
Kimberly-Clark  19,744 2,545
Procter & Gamble  115,359 18,379

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Spectrum Brands Holdings  885 47
26,270
Personal Care Products  0.2%
BellRing Brands (1) 5,549 321
Edgewell Personal Care  4,377 102
elf Beauty (1) 4,969 618
Estee Lauder, Class A  11,011 890
Herbalife (1) 20,273 175
Kenvue  115,606 2,420
4,526
Tobacco  0.6%
Altria Group  67,854 3,978
Philip Morris International  76,553 13,943
17,921
Total Consumer Staples 146,697
ENERGY  3.1%
Energy Equipment & Services  0.3%
Baker Hughes  59,176 2,269
Expro Group Holdings (1) 26,219 225
Halliburton  11,251 229
Helmerich & Payne  8,432 128
Kodiak Gas Services  13,618 467
NOV  9,234 115
Oceaneering International (1) 6,055 125
Schlumberger  82,321 2,782
TechnipFMC  42,464 1,463
Tidewater (1) 3,464 160
Weatherford International  7,858 395
8,358
Oil, Gas & Consumable Fuels  2.8%
Cheniere Energy  7,082 1,725
Chevron  79,945 11,447
Chord Energy  429 42
Civitas Resources  5,335 147
CNX Resources (1) 10,431 351
ConocoPhillips  66,550 5,972
Coterra Energy  5,737 146
Devon Energy  35,333 1,124
Diamondback Energy  10,819 1,487
Dorian LPG  7,902 193
EOG Resources  29,890 3,575

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQT  33,356 1,945
Expand Energy  15,005 1,755
Exxon Mobil  208,436 22,469
Hess  6,862 951
International Seaways  1,377 50
Kinder Morgan  104,173 3,063
Magnolia Oil & Gas, Class A  14,590 328
Marathon Petroleum  18,696 3,106
Matador Resources  5,373 256
Murphy Oil  13,328 300
Occidental Petroleum  18,649 783
ONEOK  23,519 1,920
Ovintiv  12,607 480
Par Pacific Holdings (1) 13,469 357
PBF Energy, Class A  4,723 102
Peabody Energy (3) 4,034 54
Permian Resources  50,096 682
Phillips 66  20,872 2,490
Range Resources  19,946 811
SM Energy  7,038 174
Targa Resources  13,244 2,305
Texas Pacific Land  750 792
Valero Energy  17,735 2,384
Viper Energy  10,325 394
Williams  64,032 4,022
World Kinect  7,577 215
78,397
Total Energy 86,755
FINANCIALS  14.6%
Banks  3.9%
1st Source  6,446 400
Ameris Bancorp  5,661 366
Bank of America  326,319 15,441
Bank of Hawaii (3) 6,171 417
Bank OZK  6,101 287
BankUnited  13,151 468
Berkshire Hills Bancorp  11,514 288
Cadence Bank  8,758 280
Capitol Federal Financial  33,165 202
Citigroup  98,545 8,388
Citizens Financial Group  23,030 1,031
Comerica  9,316 556
Cullen/Frost Bankers  2,073 267

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Customers Bancorp (1) 5,314 312
CVB Financial  15,489 307
East West Bancorp  7,982 806
Fifth Third Bancorp  46,869 1,928
First BanCorp Puerto Rico  38,184 795
First Citizens BancShares, Class A  509 996
First Financial Bancorp  13,157 319
First Merchants  10,138 388
Flagstar Financial  17,770 188
Flushing Financial  23,569 280
Fulton Financial  19,460 351
Glacier Bancorp  7,577 326
Hancock Whitney  4,410 253
Home BancShares  16,058 457
Huntington Bancshares  105,852 1,774
JPMorgan Chase  128,116 37,142
KeyCorp  64,015 1,115
M&T Bank  4,885 948
Metropolitan Bank Holding (1) 7,519 526
National Bank Holdings, Class A  10,010 377
NBT Bancorp  9,226 383
Northfield Bancorp  26,866 308
OFG Bancorp  5,686 243
Old National Bancorp  18,922 404
Pacific Premier Bancorp  17,961 379
Park National  3,637 608
Peoples Bancorp  12,952 396
Pinnacle Financial Partners  3,247 359
PNC Financial Services Group  15,929 2,970
Popular  8,702 959
Prosperity Bancshares  3,346 235
Regions Financial  49,394 1,162
Renasant  5,092 183
Seacoast Banking  12,695 351
SouthState  3,826 352
Synovus Financial  5,735 297
Towne Bank  14,098 482
Truist Financial  51,854 2,229
U.S. Bancorp  66,385 3,004
UMB Financial  2,850 300
United Bankshares  9,841 359
WaFd  4,273 125
Webster Financial  14,696 802

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo  158,450 12,695
WesBanco  4,678 148
Western Alliance Bancorp  14,141 1,103
WSFS Financial  6,870 378
Zions Bancorp  8,343 433
109,626
Capital Markets  3.5%
Affiliated Managers Group  1,279 252
Ameriprise Financial  3,167 1,690
Ares Management, Class A  11,996 2,078
Artisan Partners Asset Management, Class A  6,495 288
Bank of New York Mellon  38,766 3,532
BGC Group, Class A  33,456 342
Blackrock  5,970 6,264
Blackstone  31,342 4,688
Blue Owl Capital  16,648 320
Cboe Global Markets  7,350 1,714
Charles Schwab  89,605 8,176
CME Group  19,051 5,251
Coinbase Global, Class A (1) 10,055 3,524
Donnelley Financial Solutions (1) 7,777 479
Evercore, Class A  2,524 681
FactSet Research Systems  1,685 754
Franklin Resources  7,873 188
Goldman Sachs Group  13,354 9,451
Interactive Brokers Group, Class A  21,372 1,184
Intercontinental Exchange  29,448 5,403
Invesco  23,815 376
Janus Henderson Group  9,783 380
Jefferies Financial Group  10,770 589
KKR  36,389 4,841
Lazard  19,532 937
LPL Financial Holdings  2,882 1,081
MarketAxess Holdings  2,099 469
Moody's  7,159 3,591
Morgan Stanley  51,816 7,299
Morningstar  1,415 444
MSCI  3,243 1,870
Nasdaq  11,915 1,065
Northern Trust  8,263 1,048
Raymond James Financial  7,100 1,089
Robinhood Markets, Class A (1) 33,354 3,123
S&P Global  16,056 8,466

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SEI Investments  4,612 414
State Street  19,682 2,093
StepStone Group, Class A  13,763 764
StoneX Group (1) 6,591 601
TPG  15,089 791
Tradeweb Markets, Class A  11,009 1,612
Virtus Investment Partners  2,919 529
99,731
Consumer Finance  0.7%
Ally Financial  15,389 599
American Express  24,870 7,933
Bread Financial Holdings  4,137 236
Capital One Financial  26,046 5,542
LendingClub (1) 13,580 163
Navient  15,647 221
OneMain Holdings  12,399 707
SLM  18,213 597
SoFi Technologies (1) 51,112 931
Synchrony Financial  22,687 1,514
18,443
Financial Services  4.2%
Affirm Holdings (1) 16,583 1,147
Apollo Global Management  18,554 2,632
Berkshire Hathaway, Class B (1) 84,486 41,041
Block (1) 32,060 2,178
Corebridge Financial  21,137 750
Corpay (1) 5,590 1,855
Equitable Holdings  26,566 1,490
Euronet Worldwide (1) 2,237 227
Fidelity National Information Services  22,652 1,844
Fiserv (1) 26,942 4,645
Global Payments  16,637 1,332
Jack Henry & Associates  3,377 608
Mastercard, Class A  39,304 22,086
Mr. Cooper Group (1) 5,458 814
Payoneer Global (1) 93,122 638
PayPal Holdings (1) 42,764 3,178
PennyMac Financial Services  2,890 288
Remitly Global (1) 22,470 422
Toast, Class A (1) 7,115 315
Visa, Class A  82,283 29,215
Voya Financial  11,661 828
Western Union  36,401 307

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WEX (1) 1,013 149
117,989
Insurance  2.2%
Aflac  22,865 2,411
Allstate  16,444 3,310
American Financial Group  6,216 785
American International Group  18,455 1,580
Aon, Class A  8,704 3,105
Arch Capital Group  14,131 1,287
Arthur J Gallagher  12,287 3,933
Assurant  3,427 677
Axis Capital Holdings  9,100 945
Brown & Brown  7,772 862
Chubb  20,335 5,891
Cincinnati Financial  6,820 1,016
Erie Indemnity, Class A  1,764 612
Everest Group  1,960 666
Fidelity National Financial  15,270 856
First American Financial  8,112 498
Genworth Financial (1) 69,814 543
Globe Life  3,506 436
Hanover Insurance Group  4,064 690
Hartford Insurance Group  18,125 2,300
Horace Mann Educators  9,819 422
Kemper  5,412 349
Markel Group (1) 412 823
Marsh & McLennan  24,618 5,382
MBIA (1)(3) 32,082 139
MetLife  34,908 2,807
Old Republic International  12,910 496
Palomar Holdings (1) 2,853 440
Principal Financial Group  9,067 720
Progressive  24,757 6,607
Prudential Financial  11,192 1,202
Reinsurance Group of America  3,120 619
RenaissanceRe Holdings  4,919 1,195
Skyward Specialty Insurance Group (1) 5,326 308
Travelers  10,266 2,747
TWFG (1)(3) 10,875 381
United Fire Group  18,603 534
Unum Group  7,209 582
W R Berkley  12,490 918

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Willis Towers Watson  4,677 1,433
60,507
Mortgage Real Estate Investment Trusts  0.1%
AG Mortgage Investment Trust, REIT  33,952 256
Annaly Capital Management, REIT  18,944 357
Ares Commercial Real Estate, REIT (3) 29,425 140
Chimera Investment, REIT  14,925 207
Franklin BSP Realty Trust, REIT (3) 18,540 198
Granite Point Mortgage Trust, REIT  25,390 63
New York Mortgage Trust, REIT  22,905 153
Redwood Trust, REIT  25,292 149
Rithm Capital, REIT  47,960 541
Starwood Property Trust, REIT  9,644 194
TPG RE Finance Trust, REIT  28,441 220
Two Harbors Investment, REIT (3) 16,311 176
2,654
Total Financials 408,950
HEALTH CARE  9.6%
Biotechnology  2.0%
AbbVie  84,251 15,639
ACADIA Pharmaceuticals (1) 27,331 590
Akero Therapeutics (1) 15,107 806
Alkermes (1) 23,166 663
Alnylam Pharmaceuticals (1) 5,920 1,930
Amgen  22,177 6,192
Apellis Pharmaceuticals (1) 5,707 99
Apogee Therapeutics (1) 7,761 337
Arcturus Therapeutics Holdings (1)(3) 5,434 71
Avidity Biosciences (1) 23,700 673
Beam Therapeutics (1)(3) 9,672 165
Biogen (1) 5,385 676
Biohaven (1) 8,296 117
BioMarin Pharmaceutical (1) 4,496 247
Blueprint Medicines (1) 6,733 863
Celldex Therapeutics (1) 7,984 162
Crinetics Pharmaceuticals (1) 6,543 188
Dynavax Technologies (1) 11,514 114
Exact Sciences (1) 10,849 577
Gilead Sciences  64,441 7,145
GRAIL (1)(3) 2,891 149
Ideaya Biosciences (1) 11,897 250
Incyte (1) 3,969 270

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insmed (1) 15,970 1,607
Ionis Pharmaceuticals (1) 15,856 626
Kymera Therapeutics (1) 5,336 233
Madrigal Pharmaceuticals (1) 1,522 461
Natera (1) 10,319 1,743
Neurocrine Biosciences (1) 8,720 1,096
Nurix Therapeutics (1) 22,814 260
Nuvalent, Class A (1) 3,743 286
Praxis Precision Medicines (1) 5,333 224
Prothena (1) 13,736 83
Regeneron Pharmaceuticals  5,580 2,930
Replimune Group (1) 23,321 217
Revolution Medicines (1) 21,828 803
Sarepta Therapeutics (1) 4,460 76
Scholar Rock Holding (1) 10,142 359
Soleno Therapeutics (1) 6,408 537
SpringWorks Therapeutics (1) 6,195 291
Spyre Therapeutics (1) 6,023 90
Stoke Therapeutics (1)(3) 14,171 161
Tenaya Therapeutics (1)(3) 31,453 19
Ultragenyx Pharmaceutical (1) 9,700 353
United Therapeutics (1) 1,792 515
Vaxcyte (1) 9,766 317
Vera Therapeutics (1) 6,314 149
Vertex Pharmaceuticals (1) 12,498 5,564
Xencor (1) 24,029 189
57,112
Health Care Equipment & Supplies  2.2%
Abbott Laboratories  75,110 10,216
Align Technology (1) 3,038 575
Baxter International  28,609 866
Becton Dickinson & Company  11,445 1,971
Boston Scientific (1) 74,534 8,006
Cooper (1) 11,638 828
DENTSPLY SIRONA  20,882 332
Dexcom (1) 18,559 1,620
Edwards Lifesciences (1) 23,520 1,839
Embecta  13,384 130
Envista Holdings (1) 12,672 248
GE HealthCare Technologies  16,357 1,212
Globus Medical, Class A (1) 5,290 312
Haemonetics (1) 4,810 359
Hologic (1) 4,671 304

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ICU Medical (1) 1,996 264
IDEXX Laboratories (1) 3,574 1,917
Inspire Medical Systems (1) 2,199 285
Insulet (1) 3,387 1,064
Intuitive Surgical (1) 18,304 9,947
Lantheus Holdings (1) 5,061 414
Masimo (1) 2,482 417
Medtronic  51,873 4,522
Merit Medical Systems (1) 3,388 317
Novocure (1) 13,974 249
Omnicell (1) 8,365 246
Penumbra (1) 3,753 963
QuidelOrtho (1) 3,382 97
ResMed  8,316 2,146
Solventum (1) 6,024 457
STERIS  4,204 1,010
Stryker  17,770 7,030
Teleflex  3,971 470
Zimmer Biomet Holdings  12,087 1,102
61,735
Health Care Providers & Services  1.8%
Acadia Healthcare (1) 6,277 142
agilon health (1) 41,780 96
Alignment Healthcare (1) 15,773 221
AMN Healthcare Services (1) 4,578 95
BrightSpring Health Services (1) 10,348 244
Cardinal Health  8,561 1,438
Cencora  9,529 2,857
Centene (1) 19,002 1,032
Cigna Group  14,500 4,793
Concentra Group Holdings Parent  17,057 351
CorVel (1) 2,706 278
CVS Health  57,670 3,978
DaVita (1) 1,572 224
Elevance Health  12,355 4,806
Encompass Health  8,097 993
Ensign Group  3,834 592
Guardant Health (1) 8,845 460
HCA Healthcare  8,129 3,114
Henry Schein (1) 5,888 430
Humana  4,279 1,046
Labcorp Holdings  2,188 574
McKesson  6,530 4,785

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Molina Healthcare (1) 3,743 1,115
OPKO Health (1) 122,720 162
Option Care Health (1) 8,656 281
Oscar Health, Class A (1)(3) 16,968 364
Quest Diagnostics  7,602 1,366
Select Medical Holdings  21,138 321
Surgery Partners (1) 12,137 270
Tenet Healthcare (1) 6,872 1,210
UnitedHealth Group  44,659 13,932
Universal Health Services, Class B  1,298 235
51,805
Health Care Technology  0.1%
Phreesia (1) 8,492 242
Teladoc Health (1) 25,831 225
Veeva Systems, Class A (1) 6,984 2,011
2,478
Life Sciences Tools & Services  0.9%
10X Genomics, Class A (1) 20,891 242
Agilent Technologies  13,380 1,579
Avantor (1) 34,684 467
Bio-Rad Laboratories, Class A (1) 1,083 261
Bio-Techne  6,756 348
Charles River Laboratories International (1) 2,887 438
CryoPort (1) 24,898 186
Danaher  34,503 6,816
Fortrea Holdings (1) 5,309 26
Illumina (1) 7,874 751
IQVIA Holdings (1) 6,317 996
Mettler-Toledo International (1) 1,260 1,480
Omniab, Earn Out Shares $12.50 (1) 722 —
Omniab, Earn Out Shares $15.00 (1) 722 —
Repligen (1) 5,465 680
Revvity  7,354 711
Thermo Fisher Scientific  18,922 7,672
Waters (1) 829 289
West Pharmaceutical Services  4,069 890
23,832
Pharmaceuticals  2.6%
Amneal Pharmaceuticals (1) 25,193 204
Arvinas (1) 10,234 75
Axsome Therapeutics (1) 2,952 308
Bristol-Myers Squibb  91,802 4,249

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elanco Animal Health (1) 37,477 535
Eli Lilly  38,002 29,624
Jazz Pharmaceuticals (1) 2,798 297
Johnson & Johnson  108,174 16,524
Ligand Pharmaceuticals (1) 1,873 213
Merck  107,991 8,549
Organon  19,114 185
Perrigo  7,871 210
Pfizer  259,078 6,280
Prestige Consumer Healthcare (1) 4,411 352
Royalty Pharma, Class A  13,563 489
Theravance Biopharma (1) 23,688 261
Viatris  96,505 862
Zoetis  20,398 3,181
72,398
Total Health Care 269,360
INDUSTRIALS & BUSINESS SERVICES  9.7%
Aerospace & Defense  2.2%
Axon Enterprise (1) 3,233 2,677
Boeing (1) 38,609 8,090
BWX Technologies  4,932 711
General Dynamics  10,452 3,048
General Electric  53,165 13,684
HEICO, Class A  3,795 982
Hexcel  7,504 424
Howmet Aerospace  23,021 4,285
Huntington Ingalls Industries  2,773 670
Kratos Defense & Security Solutions (1) 10,572 491
L3Harris Technologies  10,789 2,706
Lockheed Martin  9,460 4,381
Northrop Grumman  7,588 3,794
RTX  60,262 8,799
Spirit AeroSystems Holdings, Class A (1) 13,752 525
Textron  14,458 1,161
TransDigm Group  2,928 4,452
Triumph Group (1) 11,120 286
Woodward  2,741 672
61,838
Air Freight & Logistics  0.2%
CH Robinson Worldwide  6,997 671
Expeditors International of Washington  4,105 469
FedEx  10,302 2,342

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GXO Logistics (1) 6,396 311
United Parcel Service, Class B  29,578 2,986
6,779
Building Products  0.6%
A.O. Smith  9,232 605
AAON  4,518 333
Allegion  4,146 598
AZZ  5,349 505
Builders FirstSource (1) 5,206 608
Carlisle  2,547 951
Carrier Global  43,839 3,209
Fortune Brands Innovations  7,458 384
Gibraltar Industries (1) 5,412 319
Johnson Controls International  30,469 3,218
Lennox International  1,115 639
Masco  12,647 814
Owens Corning  6,427 884
Trane Technologies  10,195 4,459
Trex (1) 9,228 502
18,028
Commercial Services & Supplies  0.6%
ACCO Brands  60,589 217
Brady, Class A  6,363 433
BrightView Holdings (1) 14,761 246
Cintas  12,101 2,697
Clean Harbors (1) 3,140 726
Copart (1) 50,294 2,468
CoreCivic (1) 16,921 357
Ennis  18,600 337
Enviri (1) 35,844 311
MillerKnoll  16,139 313
MSA Safety  1,399 234
Pitney Bowes  26,669 291
RB Global  6,363 676
Republic Services  6,886 1,698
Rollins  11,382 642
Steelcase, Class A  29,819 311
Tetra Tech  9,570 344
UniFirst  1,399 263
Veralto  10,049 1,014
Vestis  4,493 26
VSE  2,460 322

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Waste Management  14,045 3,214
17,140
Construction & Engineering  0.4%
AECOM  6,512 735
API Group (1) 17,449 891
Arcosa  5,385 467
Bowman Consulting Group (1) 8,561 246
Comfort Systems USA  1,981 1,062
Dycom Industries (1) 3,129 765
EMCOR Group  2,632 1,408
Fluor (1) 12,619 647
Granite Construction (3) 5,080 475
MasTec (1) 3,376 575
Quanta Services  7,220 2,730
WillScot Holdings  17,558 481
10,482
Electrical Equipment  1.0%
AMETEK  14,232 2,575
Atkore  3,276 231
Beam Global (1) 19,288 28
Eaton  17,155 6,124
Emerson Electric  23,147 3,086
GE Vernova  11,871 6,282
GrafTech International (1) 94,082 92
Hubbell  4,299 1,756
nVent Electric  10,814 792
Regal Rexnord  3,969 575
Rockwell Automation  6,987 2,321
Sensata Technologies Holding  14,832 447
Sunrun (1) 17,680 145
Thermon Group Holdings (1) 10,234 287
Vertiv Holdings, Class A  14,221 1,826
Vicor (1) 4,428 201
26,768
Ground Transportation  0.9%
Avis Budget Group (1)(3) 2,046 346
CSX  112,349 3,666
JB Hunt Transport Services  4,864 699
Landstar System  3,117 433
Lyft, Class A (1) 20,598 325
Norfolk Southern  13,279 3,399
Old Dominion Freight Line  10,776 1,749

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saia (1) 2,584 708
Uber Technologies (1) 96,916 9,042
Union Pacific  25,623 5,895
Werner Enterprises (3) 6,175 169
26,431
Industrial Conglomerates  0.5%
3M  25,202 3,837
Honeywell International  28,187 6,564
Roper Technologies  5,696 3,229
13,630
Machinery  1.7%
AGCO  6,255 645
Alamo Group  2,688 587
Atmus Filtration Technologies  8,225 300
Caterpillar  21,182 8,223
Chart Industries (1) 1,805 297
Cummins  8,315 2,723
Deere  12,044 6,124
Dover  7,692 1,409
Enpro  2,716 520
Esab  5,920 714
ESCO Technologies  3,286 630
Flowserve  9,354 490
Fortive  20,735 1,081
Graco  5,933 510
Helios Technologies  4,822 161
IDEX  5,706 1,002
Illinois Tool Works  9,400 2,324
Ingersoll Rand  24,293 2,021
ITT  4,786 751
JBT Marel  5,509 663
Lincoln Electric Holdings  2,839 589
Middleby (1) 5,155 742
Mueller Water Products, Class A  26,809 644
Nordson  2,741 588
Otis Worldwide  13,337 1,321
PACCAR  19,464 1,850
Parker-Hannifin  5,510 3,849
RBC Bearings (1) 3,451 1,328
Snap-on  2,583 804
Stanley Black & Decker  16,903 1,145
Terex  6,003 280

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Timken  5,019 364
Toro  8,811 623
Watts Water Technologies, Class A  3,134 771
Westinghouse Air Brake Technologies  5,863 1,227
Xylem  10,934 1,414
48,714
Marine Transportation  0.0%
Matson  4,318 481
Pangaea Logistics Solutions (3) 17,222 81
562
Passenger Airlines  0.2%
Alaska Air Group (1) 7,557 374
Allegiant Travel  4,625 254
American Airlines Group (1) 17,011 191
Delta Air Lines  22,714 1,117
JetBlue Airways (1) 42,120 178
Southwest Airlines  38,604 1,253
United Airlines Holdings (1) 13,263 1,056
4,423
Professional Services  0.9%
Amentum Holdings (1) 3,861 91
Automatic Data Processing  18,975 5,852
Barrett Business Services  10,207 426
Booz Allen Hamilton Holding  8,179 852
Broadridge Financial Solutions  7,923 1,925
CACI International, Class A (1) 1,294 617
Clarivate (1) 43,572 187
Dayforce (1) 12,670 702
Equifax  7,158 1,857
First Advantage (1) 18,281 304
Forrester Research (1) 16,219 161
Franklin Covey (1) 7,085 162
FTI Consulting (1) 2,512 406
Genpact  4,920 216
Huron Consulting Group (1) 3,692 508
Insperity  4,330 260
Jacobs Solutions  3,631 477
Korn Ferry  6,853 503
Leidos Holdings  8,719 1,375
ManpowerGroup  2,853 115
Mastech Digital (1) 17,716 127
Maximus  3,739 262

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Parsons (1) 2,558 184
Paychex  12,163 1,769
Paycom Software  1,596 369
Paylocity Holding (1) 2,700 489
Science Applications International  2,296 259
SS&C Technologies Holdings  14,472 1,198
TransUnion  9,457 832
TrueBlue (1) 17,320 112
Upwork (1) 15,905 214
Verisk Analytics  7,668 2,389
Verra Mobility (1) 18,476 469
25,669
Trading Companies & Distributors  0.5%
Air Lease  6,580 385
Boise Cascade  2,928 254
Core & Main, Class A (1) 7,548 455
DNOW (1) 16,759 249
Fastenal  57,878 2,431
Ferguson Enterprises  12,552 2,733
FTAI Aviation  6,340 729
GATX  2,649 407
GMS (1) 6,994 761
McGrath RentCorp  3,533 410
MSC Industrial Direct, Class A  6,070 516
SiteOne Landscape Supply (1) 6,576 795
United Rentals  2,556 1,926
Watsco  1,985 877
WW Grainger  1,477 1,536
Xometry, Class A (1) 6,298 213
14,677
Total Industrials & Business Services 275,141
INFORMATION TECHNOLOGY  31.1%
Communications Equipment  0.8%
ADTRAN Holdings (1) 38,085 342
Arista Networks (1) 46,748 4,783
Ciena (1) 12,692 1,032
Cisco Systems  173,831 12,060
Extreme Networks (1) 14,794 266
F5 (1) 1,670 492
Juniper Networks  13,295 531
Lumentum Holdings (1) 5,164 491
Motorola Solutions  7,366 3,097

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ubiquiti  489 201
Viasat (1) 18,107 264
23,559
Electronic Equipment, Instruments & Components  0.9%
Amphenol, Class A  64,074 6,327
Arrow Electronics (1) 2,657 339
Belden  4,158 482
CDW  5,500 982
Cognex  15,422 489
Coherent (1) 7,836 699
Corning  33,276 1,750
FARO Technologies (1) 5,848 257
Flex (1) 18,548 926
Insight Enterprises (1) 2,115 292
IPG Photonics (1) 3,641 250
Jabil  4,720 1,029
Keysight Technologies (1) 11,187 1,833
Knowles (1) 23,751 419
Littelfuse  1,869 424
MicroVision (1)(3) 99,200 113
Napco Security Technologies  5,328 158
Novanta (1) 2,916 376
Ralliant (1) 6,912 335
Sanmina (1) 4,614 451
TE Connectivity  15,998 2,698
Teledyne Technologies (1) 3,728 1,910
Trimble (1) 11,044 839
TTM Technologies (1) 9,053 370
Vishay Intertechnology  13,403 213
Vontier  8,168 301
Zebra Technologies, Class A (1) 2,883 889
25,151
IT Services  1.3%
Accenture, Class A  32,055 9,581
Akamai Technologies (1) 4,514 360
Cloudflare, Class A (1) 14,784 2,895
Cognizant Technology Solutions, Class A  14,827 1,157
DXC Technology (1) 13,482 206
EPAM Systems (1) 2,785 492
Fastly, Class A (1) 23,497 166
Gartner (1) 2,486 1,005
GoDaddy, Class A (1) 11,023 1,985
International Business Machines  40,449 11,923

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kyndryl Holdings (1) 12,959 544
MongoDB (1) 722 152
Okta (1) 10,620 1,062
Snowflake, Class A (1) 14,598 3,266
Twilio, Class A (1) 7,510 934
VeriSign  1,939 560
36,288
Semiconductors & Semiconductor Equipment  11.5%
Advanced Micro Devices (1) 81,557 11,573
Analog Devices  26,322 6,265
Applied Materials  41,835 7,659
Broadcom  217,641 59,993
Diodes (1) 2,204 116
Enphase Energy (1) 6,022 239
Entegris  11,716 945
First Solar (1) 5,394 893
Intel  193,835 4,342
KLA  5,168 4,629
Kulicke & Soffa Industries  5,114 177
Lam Research  50,387 4,905
Lattice Semiconductor (1) 10,200 500
MACOM Technology Solutions Holdings (1) 5,127 735
Marvell Technology  49,876 3,860
Microchip Technology  18,284 1,287
Micron Technology  59,319 7,311
MKS  8,672 862
Monolithic Power Systems  3,117 2,280
NVIDIA  1,151,083 181,859
NXP Semiconductors  14,488 3,165
ON Semiconductor (1) 27,236 1,427
Onto Innovation (1) 2,378 240
Qorvo (1) 1,625 138
QUALCOMM  56,479 8,995
Rambus (1) 16,120 1,032
Skyworks Solutions  1,652 123
Teradyne  8,447 759
Texas Instruments  42,663 8,858
325,167
Software  11.1%
A10 Networks  13,346 258
Adobe (1) 18,534 7,170
ANSYS (1) 2,469 867
Appfolio, Class A (1) 1,895 436

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AppLovin, Class A (1) 12,142 4,251
Asana, Class A (1) 10,963 148
Atlassian, Class A (1) 7,492 1,522
Aurora Innovation (1)(3) 50,428 264
Autodesk (1) 7,730 2,393
BILL Holdings (1) 5,700 264
Braze, Class A (1) 12,104 340
Cadence Design Systems (1) 14,987 4,618
CCC Intelligent Solutions Holdings (1) 46,225 435
Cerence (1) 15,880 162
Clearwater Analytics Holdings, Class A (1) 23,806 522
Commvault Systems (1) 2,444 426
Confluent, Class A (1) 17,869 445
Consensus Cloud Solutions (1) 11,809 272
Crowdstrike Holdings, Class A (1) 11,021 5,613
Datadog, Class A (1) 13,919 1,870
Digital Turbine (1) 14,668 87
Docusign (1) 9,448 736
Dolby Laboratories, Class A  3,906 290
Dynatrace (1) 12,795 706
Fair Isaac (1) 1,480 2,705
Five9 (1) 7,547 200
Fortinet (1) 34,953 3,695
Gen Digital  25,922 762
Guidewire Software (1) 3,524 830
HubSpot (1) 3,564 1,984
Informatica, Class A (1) 5,686 138
InterDigital  1,500 336
Intuit  13,532 10,658
Manhattan Associates (1) 2,824 558
Microsoft  350,627 174,405
MicroStrategy, Class A (1) 11,922 4,819
Nutanix, Class A (1) 21,755 1,663
Oracle  76,416 16,707
PagerDuty (1) 14,905 228
Palantir Technologies, Class A (1) 99,938 13,624
Palo Alto Networks (1) 34,419 7,044
Procore Technologies (1) 5,387 369
PTC (1) 8,904 1,535
RingCentral, Class A (1) 5,098 145
Riot Platforms (1) 19,577 221
Salesforce  47,622 12,986
Samsara, Class A (1) 25,064 997

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceNow (1) 10,112 10,396
Sprout Social, Class A (1) 7,774 163
Synopsys (1) 8,734 4,478
Tyler Technologies (1) 1,962 1,163
UiPath, Class A (1) 29,324 375
Unity Software (1)(3) 18,044 437
Upland Software (1) 23,520 46
Workday, Class A (1) 11,559 2,774
Workiva (1) 4,428 303
Zoom Communications (1) 10,964 855
Zscaler (1) 3,981 1,250
312,944
Technology Hardware, Storage & Peripherals  5.5%
Apple  701,722 143,972
Dell Technologies, Class C  14,314 1,755
Hewlett Packard Enterprise  54,324 1,111
HP  38,404 939
NetApp  8,363 891
Pure Storage, Class A (1) 15,204 876
Sandisk (1) 15,683 711
Seagate Technology Holdings  12,050 1,739
Super Micro Computer (1) 9,634 472
Turtle Beach (1)(3) 14,565 202
Western Digital  18,827 1,205
153,873
Total Information Technology 876,982
MATERIALS  2.2%
Chemicals  1.2%
Air Products & Chemicals  8,996 2,537
Axalta Coating Systems (1) 11,022 327
Cabot  5,024 377
Celanese  3,878 215
CF Industries Holdings  10,984 1,011
Chemours  11,789 135
Corteva  30,635 2,283
Dow  29,629 785
DuPont de Nemours  26,621 1,826
Eastman Chemical  3,779 282
Ecolab  11,011 2,967
FMC  12,316 514
HB Fuller  4,133 249
Huntsman  19,957 208

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ingevity (1) 5,326 229
International Flavors & Fragrances  10,941 805
Kronos Worldwide  12,400 77
Linde  23,591 11,068
LyondellBasell Industries, Class A  8,402 486
Minerals Technologies  7,361 405
Mosaic  23,514 858
PPG Industries  8,377 953
Quaker Chemical  2,263 253
RPM International  11,044 1,213
Scotts Miracle-Gro  6,749 445
Sherwin-Williams  12,185 4,184
34,692
Construction Materials  0.2%
CRH  28,055 2,575
Eagle Materials  1,220 247
Martin Marietta Materials  3,079 1,690
Vulcan Materials  4,360 1,137
5,649
Containers & Packaging  0.3%
Amcor  107,128 984
Avery Dennison  2,900 509
Ball  17,624 989
Crown Holdings  4,412 454
International Paper  21,444 1,004
Myers Industries  22,890 332
O-I Glass (1) 11,796 174
Packaging Corp. of America  6,221 1,172
Sealed Air  10,409 323
Smurfit WestRock  22,412 967
6,908
Metals & Mining  0.5%
Carpenter Technology  2,009 555
Cleveland-Cliffs (1) 34,050 259
Coeur Mining (1) 41,145 365
Commercial Metals  7,678 376
Compass Minerals International (1) 6,888 138
Freeport-McMoRan  72,530 3,144
Hecla Mining  70,430 422
McEwen Mining (1)(3) 17,615 169
Metallus (1) 17,812 274
Newmont  39,842 2,321

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nucor  7,230 937
Reliance  4,388 1,377
Royal Gold  2,649 471
Steel Dynamics  10,740 1,375
Warrior Met Coal  7,263 333
12,516
Paper & Forest Products  0.0%
Clearwater Paper (1) 3,212 87
Louisiana-Pacific  6,148 529
616
Total Materials 60,381
REAL ESTATE  2.4%
Diversified Real Estate Investment Trusts  0.0%
One Liberty Properties, REIT  6,297 150
WP Carey, REIT  7,345 458
608
Health Care Real Estate Investment Trusts  0.2%
Alexandria Real Estate Equities, REIT  7,903 574
Healthpeak Properties, REIT  22,177 388
Universal Health Realty Income Trust, REIT  4,072 163
Ventas, REIT  26,768 1,690
Welltower, REIT  26,264 4,038
6,853
Hotel & Resort Real Estate Investment Trusts  0.1%
Apple Hospitality REIT, REIT  14,768 173
Chatham Lodging Trust, REIT  41,923 292
Host Hotels & Resorts, REIT  40,126 616
Ryman Hospitality Properties, REIT  4,347 429
1,510
Industrial Real Estate Investment Trusts  0.3%
EastGroup Properties, REIT  2,587 432
First Industrial Realty Trust, REIT  10,779 519
Innovative Industrial Properties, REIT  2,657 147
Lineage, REIT (3) 5,748 250
Prologis, REIT  41,251 4,336
Rexford Industrial Realty, REIT  19,249 685
Terreno Realty, REIT  9,432 529
6,898
Office Real Estate Investment Trusts  0.1%
BXP, REIT  4,891 330

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cousins Properties, REIT  5,836 175
Douglas Emmett, REIT  12,695 191
Highwoods Properties, REIT  8,880 276
JBG SMITH Properties, REIT (3) 13,753 238
Kilroy Realty, REIT  11,880 408
NET Lease Office Properties, REIT (1) 5,885 191
SL Green Realty, REIT  8,581 531
Vornado Realty Trust, REIT  12,291 470
2,810
Real Estate Management & Development  0.2%
CBRE Group, Class A (1) 11,827 1,657
CoStar Group (1) 19,674 1,582
Douglas Elliman (1) 43,014 100
eXp World Holdings (3) 13,872 126
Jones Lang LaSalle (1) 1,700 435
Newmark Group, Class A  19,011 231
Opendoor Technologies (1) 86,317 46
Redfin (1) 21,355 239
RMR Group, Class A  14,300 234
Seritage Growth Properties, Class A (1)(3) 30,557 94
St. Joe  8,342 398
Zillow Group, Class A (1) 4,322 296
Zillow Group, Class C (1) 7,343 514
5,952
Residential Real Estate Investment Trusts  0.3%
American Homes 4 Rent, Class A, REIT  16,288 588
AvalonBay Communities, REIT  9,493 1,932
Camden Property Trust, REIT  2,733 308
Elme Communities, REIT  13,779 219
Equity LifeStyle Properties, REIT  13,103 808
Equity Residential, REIT  23,698 1,599
Essex Property Trust, REIT  4,895 1,387
Invitation Homes, REIT  15,012 493
Mid-America Apartment Communities, REIT  3,468 513
Sun Communities, REIT  9,339 1,181
UDR, REIT  5,966 244
9,272
Retail Real Estate Investment Trusts  0.3%
Acadia Realty Trust, REIT  22,548 419
Agree Realty, REIT  5,932 433
Curbline Properties, REIT  10,337 236
Federal Realty Investment Trust, REIT  2,895 275

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Getty Realty, REIT (3) 7,831 216
Kimco Realty, REIT  39,618 833
Kite Realty Group Trust, REIT  15,352 348
Macerich, REIT  22,831 369
NNN REIT, REIT  5,019 217
Realty Income, REIT  32,174 1,854
Regency Centers, REIT  12,328 878
Simon Property Group, REIT  12,674 2,038
SITE Centers, REIT  3,397 38
Urban Edge Properties, REIT  17,378 324
Whitestone REIT, REIT  28,441 355
8,833
Specialized Real Estate Investment Trusts  0.9%
American Tower, REIT  21,810 4,820
Crown Castle, REIT  17,949 1,844
CubeSmart, REIT  21,513 914
Digital Realty Trust, REIT  13,986 2,438
EPR Properties, REIT  7,822 456
Equinix, REIT  4,098 3,260
Extra Space Storage, REIT  9,596 1,415
Four Corners Property Trust, REIT (3) 11,270 303
Gaming & Leisure Properties, REIT  7,910 369
Iron Mountain, REIT  14,525 1,490
Lamar Advertising, Class A, REIT  6,434 781
Millrose Properties, REIT (1) 6,097 174
National Storage Affiliates Trust, REIT  9,617 308
PotlatchDeltic, REIT  7,971 306
Public Storage, REIT  8,073 2,369
Rayonier, REIT  16,081 357
Safehold, REIT  9,841 153
SBA Communications, REIT  5,485 1,288
VICI Properties, REIT  40,059 1,306
Weyerhaeuser, REIT  34,037 874
25,225
Total Real Estate 67,961
UTILITIES  2.3%
Electric Utilities  1.4%
Alliant Energy  6,205 375
American Electric Power  17,812 1,848
Constellation Energy  16,892 5,452
Duke Energy  30,008 3,541
Edison International  8,319 429

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Entergy  25,864 2,150
Evergy  16,609 1,145
Eversource Energy  7,757 493
Exelon  61,855 2,686
FirstEnergy  17,126 689
Hawaiian Electric Industries (1) 17,476 186
IDACORP  6,348 733
MGE Energy  6,206 549
NextEra Energy  106,020 7,360
NRG Energy  9,504 1,526
OGE Energy  13,315 591
Otter Tail  3,345 258
PG&E  134,026 1,868
PPL  38,582 1,308
Southern  42,800 3,930
Xcel Energy  36,721 2,501
39,618
Gas Utilities  0.1%
Atmos Energy  8,183 1,261
National Fuel Gas  5,678 481
ONE Gas  6,560 471
Spire  5,509 402
UGI  12,563 458
3,073
Independent Power & Renewable Electricity
Producers  0.1%
AES  30,660 322
Vistra  18,910 3,665
3,987
Multi-Utilities  0.6%
Ameren  17,883 1,717
Avista  11,171 424
Black Hills  7,026 394
CenterPoint Energy  14,099 518
CMS Energy  19,552 1,355
Consolidated Edison  19,908 1,998
Dominion Energy  39,490 2,232
DTE Energy  10,497 1,390
NiSource  22,970 927
Public Service Enterprise Group  18,669 1,572
Sempra  23,801 1,803

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WEC Energy Group  10,730 1,118
15,448
Water Utilities  0.1%
American States Water  8,125 623
American Water Works  8,321 1,158
Cadiz (1) 41,726 125
California Water Service Group  9,618 437
Essential Utilities  15,319 569
2,912
Total Utilities 65,038
Total Common Stocks (Cost $850,870) 2,804,367
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 10,832,509 10,833
10,833
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.211%, 7/10/25 (6) 830,000 829
U.S. Treasury Bills, 4.314%, 8/12/25 (6) 10,000 10
839
Total Short-Term Investments (Cost $11,672) 11,672
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 6,159,466 6,159
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 6,159
Total Securities Lending Collateral (Cost $6,159) 6,159
Total Investments in Securities
100.2% of Net Assets
(Cost $868,701) $ 2,822,198

T. ROWE PRICE Total Equity Market Index Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 4. All or a portion of this security is on loan at June 30, 2025.
(4) Seven-day yield
(5) Affiliated Companies
(6) At June 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 11 Russell 2000 E-Mini Index contracts 9/25 1,205 $ 33
Long, 33 S&P 500 E-Mini Index contracts 9/25 10,319 316
Net payments (receipts) of variation margin to date (298)
Variation margin receivable (payable) on open futures contracts $ 51

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 148++
Totals $ —# $ — $ 148+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 20,995  ¤  ¤ $ 16,992
Total $ 16,992^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $148 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,992.

T. ROWE PRICE Total Equity Market Index Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $868,701) $ 2,822,198
Receivable for shares sold 2,741
Dividends receivable 1,545
Receivable for investment securities sold 552
Variation margin receivable on futures contracts 51
Other assets 42
Total assets 2,827,129
Liabilities
Obligation to return securities lending collateral 6,159
Payable for shares redeemed 2,951
Investment management fees payable 203
Due to affiliates 92
Payable to directors 2
Other liabilities 179
Total liabilities 9,586
NET ASSETS $ 2,817,543
Net Assets Consist of:
Total distributable earnings (loss) $ 2,017,460
Paid-in capital applicable to 43,021,536 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 800,083
NET ASSETS $ 2,817,543
NET ASSET VALUE PER SHARE $ 65.49

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $8) $ 17,577
Securities lending 29
.
  Interest 16
Total income 17,622
Expenses
Investment management 1,243
Shareholder servicing 1,205
Prospectus and shareholder reports 14
Custody and accounting 140
Registration 29
Legal and audit 22
Directors 5
Miscellaneous 9
Total expenses 2,667
Net investment income 14,955
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 46,758
Futures (454)
Net realized gain 46,304
Change in net unrealized gain / loss
Securities 76,793
Futures 755
Change in net unrealized gain / loss 77,548
Net realized and unrealized gain / loss 123,852
INCREASE IN NET ASSETS FROM OPERATIONS $ 138,807

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 14,955 $ 30,628
Net realized gain 46,304 29,678
Change in net unrealized gain / loss 77,548 483,410
Increase in net assets from operations 138,807 543,716
Distributions to shareholders
Net earnings – (50,379)
Capital share transactions
*
Shares sold 140,806 430,610
Distributions reinvested – 45,700
Shares redeemed (367,375) (341,866)
Increase (decrease) in net assets from capital
share transactions (226,569) 134,444
Net Assets
Increase (decrease) during period (87,762) 627,781
Beginning of period 2,905,305 2,277,524
End of period $ 2,817,543 $ 2,905,305
*Share information (000s)
Shares sold 2,288 7,484
Distributions reinvested – 711
Shares redeemed (6,095) (5,938)
Increase (decrease) in shares outstanding (3,807) 2,257

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Total Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to match the performance of the entire U.S. stock market.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change

T. ROWE PRICE Total Equity Market Index Fund

in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE Total Equity Market Index Fund

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued

T. ROWE PRICE Total Equity Market Index Fund

at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,804,367 $ — $ — $ 2,804,367
Short-Term Investments 10,833 839 — 11,672
Securities Lending Collateral 6,159 — — 6,159
Total Securities 2,821,359 839 — 2,822,198
Futures Contracts* 349 — — 349
Total $ 2,821,708 $ 839 $ — $ 2,822,547
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 349
*
Total $ 349
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (454)
Total $ (454)
Change in Unrealized
Gain (Loss)
Equity derivatives $ 755
Total $ 755

T. ROWE PRICE Total Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, securities valued at $834,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures

T. ROWE PRICE Total Equity Market Index Fund

markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $5,887,000; the value of cash collateral and related investments was $6,159,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $40,536,000 and
$252,536,000, respectively, for the six months ended June 30, 2025.

T. ROWE PRICE Total Equity Market Index Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $870,039,000. Net unrealized gain aggregated
$1,952,508,000 at period-end, of which $2,007,004,000 related to appreciated investments and $54,496,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Total Equity Market Index Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required
Expense limitation 0.22%
Expense limitation date 02/29/28
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Total Equity Market Index Fund

to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended June 30, 2025.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for
Price Associates; $495,000 for T. Rowe Price Services, Inc.; and $102,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange

T. ROWE PRICE Total Equity Market Index Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot

T. ROWE PRICE Total Equity Market Index Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Total Equity Market Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Total Equity Market Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by
Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted
that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Total Equity Market Index Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund is subject to a permanent expense limitation under which the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.30% of the fund’s average daily net assets.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of the fund to exceed a certain percentage based on the fund’s net assets. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Total Equity Market Index Fund

based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense
Universe), and the fund’s total expenses ranked in the second quintile (Expense
Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Total Equity Market Index Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F123-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025